Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense To Related Party Current	$ 0	$ 354
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	14,630,813	0
Preferred Stock, Shares Outstanding	14,630,813	0
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	98,903,243	71,139,402
Common Stock, Shares, Outstanding	98,903,243	71,139,402
Trust
Preferred Stock, Shares Issued	14,630,813	0
Common Stock, Shares, Issued	27,777,341	0